Customer Co-Investment Program - Additional Information (Detail) - EUR (€) € in Millions	1 Months Ended
	Nov. 30, 2012	Jul. 09, 2012
Related Party Transaction [Line Items]
Contribution of Participating Customers		€ 1,380
Shares received in relation to shares issued under customer co investment program	96,566,077
Net proceeds from shares issued under CCIP	€ 3,850